Trade Payables - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other liabilities [line items]
Deferred consideration	€ 164	€ 208
Balance for deferred contingent consideration	140	154
Total Trade payables and other liabilities	14,367	15,107
Maximum possible total payment	718
Discounts due to customers [Member]
Disclosure of trade and other liabilities [line items]
Total Trade payables and other liabilities	€ 1,770	€ 1,053